Derivatives - Summary of Information about Terms and Conditions of Hedging Instruments (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	27	(9)
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	9	8
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,202	956
Up to 1 month [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	22	(8)
Up to 1 month [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Up to 1 month [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
Up to 1 month [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.97	0.91
Up to 1 month [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.21	1.15
Up to 1 month [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
Up to 1 month [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	5	(1)
1-3 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-3 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-3 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.97	0.91
1-3 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.21	0
1-3 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-3 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
3-12 months [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
3-12 months [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
3-12 months [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
1-5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	190	121
1-5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	10	88
1-5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
Average fixed interest rate	0.00%	0.00%
1-5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.13	1.16
1-5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
1-5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.88	0.87
1-5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.74	0.74
1-5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	1.35
1-5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.35	0
> 5 years [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	0	0
> 5 years [member] | Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	9	8
> 5 years [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	1,013	835
> 5 years [member] | Interest rate contracts [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	22	21
> 5 years [member] | Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional	5,352	5,540
Average fixed interest rate	3.06%	2.83%
> 5 years [member] | EUR/USD [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | EUR/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.13	1.13
> 5 years [member] | EUR/GBP [member] | Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | EUR/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	0
> 5 years [member] | USD/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.89	0.88
> 5 years [member] | USD/GBP [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0.76	0.76
> 5 years [member] | GBP/EUR [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	0	1.32
> 5 years [member] | GBP/USD [member] | Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.32	0